Defined benefit scheme	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Defined benefit scheme

Note 24 - Defined benefit scheme

Defined benefit plans – General

According to labor laws and the Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement (including employees who quit their job under other specific circumstances). The computation of the employee benefit liability is made according to the current employment contract based on the employee's latest salary which, in the opinion of management, establishes the entitlement to receive the compensation and considering the employment term.

The current legal retirement age is 62 for women, 65 for women was born after January 1960 and 67 for men. Therefore, according to the plan, an employee who has been employed by the Company for at least one consecutive year (and under circumstances defined by law) and is dismissed after the said period is entitled to severance pay. The rate of compensation stipulated in the Law is the employee's last salary for each year of employment.

As part of the plan, the Company and its subsidiaries are obligated to deposit amounts, at a rate to be determined by law, in order to secure the accrual of severance pay. As stipulated in the Extension Order (Consolidated Version) of compulsory pension under the laws in Israel (hereinafter: "the Extension Order"). In the reporting year, the Company's rate of provisions for severance pay is 6.5%, to be deposited in a pension fund / insurance fund.

The actuary is not employed by the Company and is not dependent thereon. The present value of the defined benefit obligation and the relating costs of current and past services is calculated as the present value (without deducting the plan’s assets) of the future payments expected to settle the liability, in consideration for the current and past services rendered by the employee.

The plan detailed above exposes the Company to the following risks: "investment risk", i.e., the risk that the program assets will bear a negative yield and thus reduce the plan's assets in a way that does not suffice to cover the obligation. i.e., risk of actuarial assumptions regarding the expected increase in wages will be underestimated Compared with the actual wage increases, thereby exposing the Company to the risk that the obligation will increase accordingly.

The current value of the Company's post-employment benefits obligation is based on an actuarial estimation. The actuarial estimation was performed by external actuary, member of Israel Association of Actuaries.

F - 29

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 24 - Defined benefit scheme (continued)

The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Valuation at
	2 0 2 1	2 0 2 0
	%	%

Discount rate	2.05	1.73
Expected return on the plan assets	2.05	1.73

Rate of increase in compensation	4	4

Expected rate of termination:
0-1 years	35	35
1-2 years	30	30
2-3 years	25	25
3-4 years	15	15
4-5 years	15	15
5 years and more	7.5	7.5

The assumptions regarding future mortality rates are based on mortality tables published and approved by the Ministry of Finance. The mortality rate of an active participant at retirement age (67 for men, 62 for women and 65 for women born after January 1960.), is 0.6433% for men and 0.3574% for women.

The provisions of Standard 19 stipulate that interest used to capitalize assets and liabilities should reflect risk free interest that is interest on highly rated corporate bonds with similar maturity periods and terms. Until November 2014, absent quality data and information about bonds of this type, what was utilized was the interest on long-term index linked government bonds (index linked Galil)/or long-term shackle government bonds (NIS Dawn - “Shachar”). Following a decision by the Securities Authority, according to which there is a deep market for corporate bonds, and according to the publication of Accounting Staff Position number 12-1, as of this report, the capitalization interest is that of high quality corporate bonds. Use of a quality curve as stated above, is published by quoting companies which specialize in this field. The nominal interest rate for the capitalization appropriate for corporate bonds with high rankings as aforesaid, as of December 31, 2021, is 2.05% per year.

F - 30

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 24 - Defined benefit scheme (continued)

Changes in the present value of the defined benefit obligation in the current period were as follows:

	Year ended December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Opening defined benefit obligation	6,010	5,527	1,933
Current service cost	581	585	187
Interest cost	102	98	33
Actuarial losses arising from experience adjustments	(130)	122	(42)
Actuarial losses/(gains) arising from changes in financial assumptions	213	15	68
Benefits paid	(335)	(337)	(108)
Closing defined benefit obligation	6,441	6,010	2,071

Changes in the fair value of the defined benefit assets in the current period were as follows:

	Year ended December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Opening defined benefit assets	4,105	4,041	1,320
Expected return on the plan assets	72	72	23
Changes in financial assumptions	446	(157)	144
Employer contribution	321	380	103
Benefits paid	(115)	(227)	(37)
Interest losses on severance payment allocated to remuneration benefits	(3)	(4)	(1)
Closing defined benefit assets	4,826	4,105	1,552

Adaption of the current value of defined benefit plan liability and the fair value of the plan's assets to the assets and liabilities recognized in the Balance Sheets:

	Year ended December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Present value of funded liability	6,441	6,010	2,071
Fair value of plan assets - accumulated deposit in executive insurance	4,826	4,105	1,552
Net liability deriving from defined benefit obligation	1,615	1,905	519

F - 31

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 24 - Defined benefit scheme (continued)

Sensitivity analyzes principal actuarial assumptions:

The sensitivity analyzes below have been determined based on reasonably possible changes in actuarial assumptions at the end of the reporting period. Sensitivity analysis does not account for any existing inter dependence between assumptions:

If the discount rate were increased / decreased by 0.5%, the defined benefit obligation would have decreased / increased by NIS 232 thousand (USD 75 thousand).

If the rate hikes expected salaries would have increased / decreased by 0.5%, the defined benefit obligation would have increased / decreased by NIS 224 thousand (USD 72 thousand).

If the resignation rate would have increased / decreased by 10%, the defined benefit obligation would have increased / decreased by NIS 162 thousand (USD 52 thousand).

Short term employee benefits:

Paid Annual Leave

In accordance with the Annual Leave Law, 1951, Company employees are entitled to several leave days per each working year. According to the above law (and addendums determined in personal contracts between the Company and several employees), the leave days due to an employee during the year is established based on the number of years of employment of that employee.

The employee may use leave days based on the employee's needs and with the Company's consent and to accumulate the remaining unused leave days based on the employee's personal employment contract. An employee who ceases employment before using the balance of leave days is entitled to payment for the above balance of leave days.

The balance of the Company's vacation provision is in accordance with the leave entitlement of each individual employee, according to his individual agreement with the company to which the employee belongs and in accordance with the employee's salary. The balance of the Company's vacation provision for December 31, 2021, as NIS 831 thousand (NIS 915 thousand, as of December 31, 2020).

Paid Sick Leave

In accordance with the Sick Pay Law, 1976, the Company's employees are entitled to 18 sick days per year (1.5 sick days per month). Sick days may be used only with a medical confirmation of an employee's illness. Employee who ceases employment before using the sick days due to the employee is not entitled to payment for the above balance of sick days and, therefore, such provision is not recorded in the Company's books.